INITIAL PUBLIC OFFERING AND PRIVATE PLACEMENT (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Dec. 01, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2021	Sep. 30, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Number of warrants issued in the period
Weighted average strike price of warrants		$ 287.50	$ 287.50		$ 287.50		$ 287.50	$ 287.50
Discontinued Operations [Member] | Fleet Operations [Member]
Class of Warrant or Right [Line Items]
Gain on sale of insider cards		$ 10.0
Proof Acquisition Corp I Public Shareholders [Member] | Proof Acquisition Corp I [Member]
Class of Warrant or Right [Line Items]
Reverse capitalization, net of transaction costs, shares	70,696		70,696
Proof Acquisition Corp I Sponsors [Member] | Proof Acquisition Corp I [Member]
Class of Warrant or Right [Line Items]
Reverse capitalization, net of transaction costs, shares	275,343		275,343
Units [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued in the period				1,104,000		1,104,000
Price per warrant				25000.00%		25000.00%
Class of warrant or right, number of securities called by each warrant or right
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrant or right
Weighted average strike price of warrants				$ 287.50		$ 287.50
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued in the period				609,195
Price per warrant				2500.00%		2500.00%
Class of warrant or right, number of securities called by each warrant or right							1
Weighted average strike price of warrants				$ 287.50		$ 287.50	$ 287.50